Loss Per Share - Schedule of Basic and Diluted Loss Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to iQIYI, Inc.	¥ (7,038,361)	$ (1,078,675)	¥ (10,323,329)	¥ (9,109,776)
Accretion of redeemable noncontrolling interests	(7,087)	(1,086)	(1,542)	0
Accretion of redeemable convertible preferred shares	0	0	0	(298,990)
Net loss attributable to iQIYI, Inc.'s ordinary shareholders	(7,045,448)	(1,079,761)	(10,324,871)	(9,408,766)
Class A Ordinary Shares
Numerator:
Net loss attributable to iQIYI, Inc.	(3,127,160)	(479,257)	(4,506,557)	(3,841,616)
Accretion of redeemable noncontrolling interests	(3,149)	(482)	(673)
Accretion of redeemable convertible preferred shares | ¥				(126,085)
Net loss attributable to iQIYI, Inc.'s ordinary shareholders	¥ (3,130,309)	$ (479,739)	¥ (4,507,230)	¥ (3,967,701)
Denominator:
Weighted average number of ordinary shares outstanding, basic	2,299,788,661	2,299,788,661	2,228,491,004	1,631,116,600
Weighted average number of ordinary shares outstanding, diluted	2,299,788,661	2,299,788,661	2,228,491,004	1,631,116,600
Net loss per share, basic | (per share)	¥ (1.36)	$ (0.21)	¥ (2.02)	¥ (2.43)
Net loss per share, diluted | (per share)	¥ (1.36)	$ (0.21)	¥ (2.02)	¥ (2.43)
Class B Ordinary Shares
Numerator:
Net loss attributable to iQIYI, Inc.	¥ (3,911,201)	$ (599,418)	¥ (5,816,772)	¥ (5,268,160)
Accretion of redeemable noncontrolling interests	(3,938)	(604)	(869)
Accretion of redeemable convertible preferred shares | ¥				(172,905)
Net loss attributable to iQIYI, Inc.'s ordinary shareholders	¥ (3,915,139)	$ (600,022)	¥ (5,817,641)	¥ (5,441,065)
Denominator:
Weighted average number of ordinary shares outstanding, basic	2,876,391,396	2,876,391,396	2,876,391,396	2,236,815,186
Weighted average number of ordinary shares outstanding, diluted	2,876,391,396	2,876,391,396	2,876,391,396	2,236,815,186
Net loss per share, basic | (per share)	¥ (1.36)	$ (0.21)	¥ (2.02)	¥ (2.43)
Net loss per share, diluted | (per share)	¥ (1.36)	$ (0.21)	¥ (2.02)	¥ (2.43)